Loans - By location of booking office and product type (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Financial assets
Loans	$ 709,690	$ 684,919	$ 661,926	$ 623,316	$ 580,343
Securitised loans	7,135	7,651
Fixed rate bills designated at fair value to reduce an accounting mismatch
Financial assets
Loans	3,250	4,587
Change in fair value attributable to credit risk recognised during the year	1	6
Cumulative change in fair value attributable to credit risk	(22)	(23)
Parent Entity
Financial assets
Loans	630,168	606,237
Securitised loans	85,965	82,135
Parent Entity | Fixed rate bills designated at fair value to reduce an accounting mismatch
Financial assets
Change in fair value attributable to credit risk recognised during the year	1	6
Cumulative change in fair value attributable to credit risk	(22)	(23)
Gross/Cost
Financial assets
Loans	712,504	687,785	665,256	626,344	583,516
Gross/Cost | Parent Entity
Financial assets
Loans	632,575	608,610
Provision for impairment charges on loans
Financial assets
Loans	(2,814)	(2,866)	(3,330)	(3,028)	(3,173)
Provision for impairment charges on loans | Parent Entity
Financial assets
Loans	(2,407)	(2,373)
Australia | Gross/Cost
Financial assets
Loans	622,085	601,646	579,244	545,655	511,255
Australia | Gross/Cost | Parent Entity
Financial assets
Loans	617,318	595,188
Australia | Housing | Gross/Cost
Financial assets
Loans	444,741	427,167
Australia | Housing | Gross/Cost | Parent Entity
Financial assets
Loans	444,730	427,155
Australia | Personal (loans and cards) | Gross/Cost
Financial assets
Loans	21,079	21,952
Australia | Personal (loans and cards) | Gross/Cost | Parent Entity
Financial assets
Loans	20,090	19,905
Australia | Business | Gross/Cost
Financial assets
Loans	154,347	150,542
Australia | Business | Gross/Cost | Parent Entity
Financial assets
Loans	150,580	146,143
Australia | Margin lending | Gross/Cost
Financial assets
Loans	1,830	1,885
Australia | Margin lending | Gross/Cost | Parent Entity
Financial assets
Loans	1,830	1,885
Australia | Other | Gross/Cost
Financial assets
Loans	88	100
Australia | Other | Gross/Cost | Parent Entity
Financial assets
Loans	88	100
New Zealand | Gross/Cost
Financial assets
Loans	74,342	71,806	72,495	63,729	58,470
New Zealand | Gross/Cost | Parent Entity
Financial assets
Loans	376	321
New Zealand | Housing | Gross/Cost
Financial assets
Loans	44,772	43,198
New Zealand | Personal (loans and cards) | Gross/Cost
Financial assets
Loans	1,793	1,856
New Zealand | Business | Gross/Cost
Financial assets
Loans	27,701	26,667
New Zealand | Business | Gross/Cost | Parent Entity
Financial assets
Loans	376	321
New Zealand | Other | Gross/Cost
Financial assets
Loans	76	85
Other Overseas | Gross/Cost
Financial assets
Loans	16,077	14,333	$ 13,517	$ 16,960	$ 13,791
Other Overseas | Gross/Cost | Parent Entity
Financial assets
Loans	14,881	13,101
Other Overseas | Trade finance | Gross/Cost
Financial assets
Loans	3,600	2,818
Other Overseas | Trade finance | Gross/Cost | Parent Entity
Financial assets
Loans	3,600	2,818
Other Overseas | Other | Gross/Cost
Financial assets
Loans	12,477	11,515
Other Overseas | Other | Gross/Cost | Parent Entity
Financial assets
Loans	$ 11,281	$ 10,283